Quarterly Report
March 31, 2024
MFS®  International Equity Fund
IIE-Q3

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 2.1%
MTU Aero Engines Holding AG	461,249	$117,039,868
Rolls-Royce Holdings PLC (a)	53,802,876	289,760,451
		$406,800,319
Airlines – 1.6%
Ryanair Holdings PLC, ADR	2,149,230	$312,906,396
Alcoholic Beverages – 3.4%
Carlsberg Group	1,571,809	$215,358,325
Diageo PLC	6,054,971	223,574,951
Pernod Ricard S.A.	1,390,793	224,993,533
		$663,926,809
Apparel Manufacturers – 4.4%
Compagnie Financiere Richemont S.A.	2,442,179	$372,345,304
LVMH Moet Hennessy Louis Vuitton SE	521,349	468,920,712
		$841,266,016
Automotive – 2.4%
Compagnie Generale des Etablissements Michelin	4,813,084	$184,441,000
DENSO Corp. (l)	14,696,500	279,891,726
		$464,332,726
Brokerage & Asset Managers – 3.0%
Deutsche Boerse AG	1,586,212	$324,545,168
London Stock Exchange Group PLC	2,101,448	251,707,314
		$576,252,482
Business Services – 4.6%
Compass Group PLC	14,642,370	$429,310,550
Experian PLC	8,125,505	354,228,638
Tata Consultancy Services Ltd.	2,253,027	104,713,990
		$888,253,178
Computer Software – 4.2%
Check Point Software Technologies Ltd. (a)	1,107,377	$181,620,902
Dassault Systemes SE	2,318,996	102,675,877
SAP SE	2,698,303	525,330,647
		$809,627,426
Computer Software - Systems – 8.4%
Amadeus IT Group S.A.	3,139,251	$201,310,261
Capgemini	1,914,909	440,656,382
Hitachi Ltd.	5,695,300	523,141,409
Samsung Electronics Co. Ltd.	3,609,815	220,946,151
Sony Group Corp.	2,859,500	245,280,800
		$1,631,335,003
Construction – 1.3%
Compagnie de Saint-Gobain S.A.	3,283,747	$254,824,287
Consumer Products – 2.3%
Beiersdorf AG	2,506,764	$364,961,797
Kose Corp.	1,387,300	73,030,742
		$437,992,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.0%
Legrand S.A.	1,681,677	$178,198,311
Mitsubishi Electric Corp.	12,121,800	201,149,172
Schneider Electric SE	2,617,533	592,035,980
		$971,383,463
Electronics – 3.1%
Hoya Corp.	935,000	$115,747,787
Kyocera Corp.	14,238,000	190,225,624
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,223,356	302,487,584
		$608,460,995
Energy - Integrated – 2.8%
Eni S.p.A. (l)	14,089,486	$222,656,075
Galp Energia SGPS S.A., “B”	8,995,632	148,631,120
Suncor Energy, Inc.	4,697,354	173,357,002
		$544,644,197
Food & Beverages – 2.6%
Nestle S.A.	4,767,342	$506,151,795
Food & Drug Stores – 1.8%
Seven & I Holdings Co. Ltd.	12,781,000	$186,252,385
Tesco PLC	42,085,082	157,547,058
		$343,799,443
Insurance – 4.2%
AIA Group Ltd.	37,094,489	$249,053,316
Intact Financial Corp.	835,844	135,778,756
Prudential PLC	12,307,926	115,420,955
Zurich Insurance Group AG	570,656	307,711,940
		$807,964,967
Internet – 1.7%
NetEase, Inc.	6,825,500	$141,970,819
Tencent Holdings Ltd.	5,070,800	196,822,374
		$338,793,193
Machinery & Tools – 2.4%
Daikin Industries Ltd.	1,479,500	$201,332,409
Kubota Corp.	4,573,400	72,023,950
SMC Corp.	326,100	182,739,219
		$456,095,578
Major Banks – 5.7%
DBS Group Holdings Ltd.	8,516,451	$227,252,531
ING Groep N.V.	19,689,892	323,862,242
Toronto-Dominion Bank	3,111,175	187,766,089
UBS Group AG	11,936,245	367,146,905
		$1,106,027,767
Medical Equipment – 5.1%
EssilorLuxottica	1,484,991	$335,956,711
Olympus Corp.	12,478,600	182,381,441
Qiagen N.V.	3,878,612	165,850,303
Sonova Holding AG	444,464	128,679,437
Terumo Corp.	9,446,200	170,291,186
		$983,159,078

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.8%
Rio Tinto PLC	2,330,688	$147,583,979
Natural Gas - Distribution – 1.3%
ENGIE S.A.	14,900,736	$249,333,473
Other Banks & Diversified Financials – 5.0%
AIB Group PLC	23,233,021	$117,905,501
Edenred	1,631,749	87,069,998
HDFC Bank Ltd.	13,127,297	227,895,007
Intesa Sanpaolo S.p.A.	85,523,420	310,293,727
Julius Baer Group Ltd.	1,749,260	101,016,201
KBC Group N.V.	1,671,970	125,220,133
		$969,400,567
Pharmaceuticals – 7.9%
Merck KGaA	1,839,380	$324,650,315
Novartis AG	3,607,163	349,457,040
Novo Nordisk A.S., “B”	3,675,016	470,754,566
Roche Holding AG	1,479,215	376,754,100
		$1,521,616,021
Printing & Publishing – 1.8%
RELX PLC	8,043,130	$347,592,037
Railroad & Shipping – 1.4%
Canadian National Railway Co.	2,011,345	$264,914,250
Restaurants – 0.4%
Yum China Holdings, Inc.	1,927,615	$76,699,801
Specialty Chemicals – 6.7%
Air Liquide S.A.	2,858,359	$594,668,543
Akzo Nobel N.V.	1,379,154	102,932,943
Linde PLC	674,281	313,082,154
Shin-Etsu Chemical Co. Ltd.	3,215,800	139,865,420
Sika AG	488,828	145,588,735
		$1,296,137,795
Specialty Stores – 0.6%
ZOZO, Inc.	4,328,700	$108,832,291
Total Common Stocks		$18,936,107,871
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	276,174,142	$276,229,376

Other Assets, Less Liabilities – 0.6%		110,328,759
Net Assets – 100.0%		$19,322,666,006
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $276,229,376 and $18,936,107,871, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$3,713,774,807	$—	$—	$3,713,774,807
Japan	2,872,185,561	—	—	2,872,185,561
Switzerland	2,654,851,457	—	—	2,654,851,457
United Kingdom	2,316,725,933	—	—	2,316,725,933
Germany	1,822,378,098	—	—	1,822,378,098
Canada	761,816,097	—	—	761,816,097
Denmark	—	686,112,891	—	686,112,891
Italy	532,949,802	—	—	532,949,802
Ireland	430,811,897	—	—	430,811,897
Other Countries	3,144,501,328	—	—	3,144,501,328
Mutual Funds	276,229,376	—	—	276,229,376
Total	$18,526,224,356	$686,112,891	$—	$19,212,337,247
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2024, the value of securities loaned was $160,339,360. These loans were collateralized by U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $166,972,648.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,468,913	$3,041,443,290	$2,825,656,586	$(69,286)	$43,045	$276,229,376
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,767,287	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
France	19.2%
Japan	14.8%
Switzerland	13.7%
United Kingdom	12.0%
Germany	9.4%
Canada	3.9%
Denmark	3.6%
United States	3.6%
Italy	2.8%
Other Countries	17.0%